Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 2,404	$ 2,199	$ 3,762
Other comprehensive income, net of tax:
Unrealized gain (loss) on non - Other than temporary impaired Investment securities available for sale, net of taxes	(1,121)	5,130	(10,568)
Unrealized gain on OTTI securities, net of taxes	237		111
Unrealized gain on derivatives, net of taxes	257	237	248
Reclassification adjustment for gains and accretion included in net income, net of taxes	(456)	(381)	(832)
Total other comprehensive income (loss)	(1,083)	4,986	(11,152)
Comprehensive income (loss)	$ 1,321	$ 7,185	$ (7,390)